EQUITY (Q3) (Detail Textual 1) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2016 $ / shares shares	Mar. 31, 2017 USD ($) Employee $ / shares shares	Mar. 31, 2016 USD ($)	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation | $		$ 107	$ 34	$ 315	$ 192
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option valuation method				Black-Scholes valuation model
Granted	20,080	105,000		125,080	194,586	199,586	438,888	120,000
Exercise price of awarded options | $ / shares	$ 4.98					$ 1.63	$ 1.30	$ 1.49
Description of stock options vesting rights				The options vest on August 31, 2017, and expire if not exercised prior to August 31, 2023
Stock based compensation | $		$ 61	$ 67	$ 155	$ 274	$ 338	$ 370
Number of employees to whom option are granted | Employee		3
Number of shares expires on March 31, 2024		95,000
Number of shares expires on February 6, 2024		10,000
Stock options | Exercise price of 4.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares exercisable		75,000		75,000
Exercise price per share | $ / shares		$ 4.00		$ 4.00
Stock options | Exercise price of 4.05
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares exercisable		30,000		30,000
Exercise price per share | $ / shares		$ 4.05		$ 4.05